Cover	Aug. 13, 2021	Aug. 12, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Aug. 12, 2021
Entity File Number		001-38615
Entity Registrant Name		TATTOOED CHEF, INC.
Entity Central Index Key		0001741231
Entity Tax Identification Number		82-5457906
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		6305 Alondra Boulevard
Entity Address, City or Town	Paramount
Entity Address, State or Province		CA
Entity Address, Postal Zip Code	90723
City Area Code		(562)
Local Phone Number		602-0822
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TTCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Entity Information, Former Legal or Registered Name		Not Applicable